Schedule of Investments (unaudited)	iShares® CMBS ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 60.1%
Bank
2.92%, 12/15/52	$1,000	$867,537
3.30%, 05/15/64	500	313,668
3.39%, 06/15/60	1,000	923,485
3.74%, 02/15/52	600	548,040
3.79%, 04/15/65(a)	1,500	1,350,014
4.26%, 05/15/61(a)	1,010	958,391
5.20%, 02/15/56	500	498,437
5.75%, 11/15/55(a)	1,000	1,032,384
Series 2017, Class A5, 3.44%, 09/15/60	220	202,656
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	454,314
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	214	204,057
Series 2017-BNK4, Class C, 4.37%, 05/15/50(a)	485	406,130
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	477,566
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	620,529
Series 2017-BNK8, Class AS, 3.73%, 11/15/50	1,000	884,587
Series 2018-BN10, Class C, 4.16%, 02/15/61(a)	800	645,586
Series 2018-BN14, Class A3, 3.97%, 09/15/60	600	555,950
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	456,405
Series 2018-BN15, Class A3, 4.14%, 11/15/61	495	461,947
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	1,015	968,295
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	238,292
Series 2019-BN19, Class A3, 3.18%, 08/15/61	497	429,650
Series 2019-BN20, Class A2, 2.76%, 09/15/62	418	357,105
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	755,347
Series 2019-BN21, Class A4, 2.60%, 10/17/52	999	861,888
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	429,264
Series 2019-BN22, Class A3, 2.73%, 11/15/62	1,000	853,688
Series 2020-BN25, Class A3, 2.39%, 01/15/63	522	479,048
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	186,196
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	398,879
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	336,178
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	203,851
Series 2021-BN32, Class AS, 2.64%, 04/15/54	2,075	1,730,974
Series 2021-BN34, Class A5, 2.44%, 06/15/63	244	195,495
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	380,376
Series 2021-BN35, Class B, 2.53%, 06/15/64	1,000	662,652
Series 2022-BNK40, Class AS, 3.39%, 03/15/64(a)	1,000	839,889
Series2017-BNK4, Class A4, 3.63%, 05/15/50	1,000	919,522
Serise BN23, Class C, 3.51%, 12/15/52(a)	500	350,071
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class A4, 3.17%, 07/15/49	800	744,503
Series 2016-UB10, Class B, 3.79%, 07/15/49	250	222,439
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	933,708
Bank5, 6.26%, 04/15/56(a)	2,500	2,549,557
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52	1,000	873,480
Series 2019-C5, 2.81%, 11/15/52	1,000	860,570
Series 2019-C5, Class A2, 3.04%, 11/15/52	678	651,024
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	878,818
BBCMS Mortgage Trust
2.95%, 02/15/55(a)	1,500	1,260,407
5.45%, 09/15/55(a)	847	595,671
5.58%, 07/15/56	1,500	1,540,329
6.33%, 04/15/56	250	238,027
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,000	929,528
Series 2018-C2, Class C, 4.97%, 12/15/51(a)	250	199,552
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,276,588
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C7, Class AS, 2.44%, 04/15/53	$300	$244,026
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,000	804,273
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,209,159
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	820,512
Series 2021-C12, Class C, 3.21%, 11/15/54(a)	500	317,409
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	201,971
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	1,640	1,454,939
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	911,533
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55(a)	1,000	1,033,073
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54	1,750	1,441,464
Series 2021-C10, Class AS, 2.68%, 07/15/54	1,000	781,558
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	721,024
Series 2021-C10, Class C, 2.84%, 07/15/54	500	298,402
Benchmark Mortgage Trust
2.58%, 03/15/54	1,000	806,157
3.20%, 01/15/55(a)	500	320,815
3.46%, 03/15/55	1,000	869,275
4.44%, 05/15/55(a)	750	690,128
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	1,000	917,533
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	444,199
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,350	1,229,810
Series 2018-B2, Class AS, 4.08%, 02/15/51(a)	1,000	845,130
Series 2018-B2, Class C, 4.29%, 02/15/51(a)	500	406,397
Series 2018-B3, Class A4, 3.76%, 04/10/51	700	644,991
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	1,023	956,624
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	442,774
Series 2018-B4, Class C, 4.52%, 07/15/51(a)	400	318,087
Series 2018-B5, Class B, 4.57%, 07/15/51	500	433,711
Series 2018-B7, Class B, 4.85%, 05/15/53(a)	400	355,082
Series 2018-B8, Class A4, 3.96%, 01/15/52	1,000	938,463
Series 2018-B8, Class AS, 4.53%, 01/15/52(a)	563	509,103
Series 2019-B10, Class A3, 3.46%, 03/15/62	800	721,616
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	529,115
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	410,861
Series 2019-B11, Class B, 3.96%, 05/15/52(a)	500	376,238
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	380,908
Series 2019-B14, Class A5, 3.05%, 12/15/62	500	433,270
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	197,546
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	847,577
Series 2020-B16, Class AM, 2.94%, 02/15/53(a)	1,000	820,440
Series 2020-B17, Class C, 3.37%, 03/15/53(a)	250	176,068
Series 2020-B18 AM, Class AM, 2.34%, 07/15/53	430	326,885
Series 2020-B19, Class B, 2.35%, 09/15/53	450	307,810
Series 2020-B20, Class B, 2.53%, 10/15/53	500	364,556
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	380,485
Series 2020-IG1, Class A3, 2.69%, 09/15/43	1,750	1,419,610
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	376,968
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	806,214
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	799,150
Series 2021-B25, Class ASB, 2.27%, 04/15/54	650	554,567
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	386,695
Series 2021-B27, Class A2, 2.02%, 07/15/54	1,000	880,478
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	790,654
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	376,454
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	669,807
Series 2022-B32, Class A5, 3.00%, 01/15/55(a)	1,000	816,198
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,300,635
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	1,935,227
Serise 2020-B17, Class A2, 2.21%, 03/15/53	1,000	911,282

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BMO Mortgage Trust, 5.31%, 09/15/54	$1,000	$997,826
Cantor Commercial Real Estate Lending, 3.01%, 01/15/53	1,000	862,817
CCUBS Commercial Mortgage Trust, Series 2017-C1,Class A4, 3.54%, 11/15/50(a)	1,510	1,382,193
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	230	210,108
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	594,550
Series 2017-CD3, Class C, 4.55%, 02/10/50(a)	300	175,954
Series 2017-CD4, Class A4, 3.51%, 05/10/50(a)	1,000	924,078
Series 2017-CD5, Class A4, 3.43%, 08/15/50	750	691,539
Series 2017-CD6, Class C, 4.23%, 11/13/50(a)	500	378,906
Series 2018-CD7, Class ASB, 4.21%, 08/15/51	550	526,643
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	862,467
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	500	474,305
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,535,205
Series 2017-C8, Class ASB, 3.37%, 06/15/50	741	707,076
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	643,622
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class AS, 3.86%, 07/10/47	250	240,833
Series 2014-GC23, Class C, 4.42%, 07/10/47(a)	250	228,742
Series 2015-GC29, Class C, 4.14%, 04/10/48(a)	250	231,220
Series 2015-GC31, Class A4, 3.76%, 06/10/48	750	715,602
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	212	205,901
Series 2015-P1, Class A5, 3.72%, 09/15/48	356	339,167
Series 2016-C1, Class A4, 3.21%, 05/10/49	874	814,474
Series 2016-GC36, Class A4, 3.35%, 02/10/49	1,000	940,064
Series 2016-P3, Class A4, 3.33%, 04/15/49	75	70,041
Series 2017-C4, Class A3, 3.21%, 10/12/50	1,000	920,660
Series 2017-P8, Class A3, 3.20%, 09/15/50	885	805,390
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	558,249
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	939,332
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,130,640
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	862,400
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	624,225
Series 2019-GC43, Class A2, 2.98%, 11/10/52	863	818,981
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	641,582
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	847,871
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	398,315
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	174,501
Commission Mortgage Trust
Series 2014-CR14, Class C, 4.58%, 02/10/47(a)	200	162,036
Series 2014-CR16, Class ASB, 3.65%, 04/10/47	15	15,299
Series 2014-CR17, Class B, 4.38%, 05/10/47	292	267,770
Series 2014-CR18, Class AM, 4.10%, 07/15/47	300	289,507
Series 2014-CR19, Class B, 4.70%, 08/10/47(a)	850	808,225
Series 2014-CR20, Class AM, 3.94%, 11/10/47	250	237,452
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	654,535
Series 2014-UBS2, Class AM, 4.20%, 03/10/47	425	416,374
Series 2014-UBS3, Class C, 4.73%, 06/10/47(a)	150	141,761
Series 2014-UBS4, Class A4, 3.42%, 08/10/47	250	244,470
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	500	458,342
Series 2014-UBS4, Class B, 4.35%, 08/10/47	250	224,282
Series 2014-UBS6, Class A5, 3.64%, 12/10/47	500	482,130
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	476,452
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	188,981
Series 2015-CR22, Class C, 4.07%, 03/10/48(a)	300	265,190
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	477,992
Series 2015-CR24, Class A4, 3.43%, 08/10/48	925	882,193
Series 2015-CR24, Class B, 4.35%, 08/10/48(a)	750	693,981
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	$200	$159,040
Series 2015-CR25, Class A4, 3.76%, 08/10/48	750	719,554
Series 2015-CR25, Class B, 4.52%, 08/10/48(a)	300	274,575
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	717,850
Series 2015-DC1, Class C, 4.29%, 02/10/48(a)	250	214,588
Series 2015-LC21, Class A4, 3.71%, 07/10/48	500	477,200
Series 2016-CR28, Class C, 4.61%, 02/10/49(a)	604	522,320
Series 2016-DC2, Class A4, 3.50%, 02/10/49	337	319,487
Series 2016-DC2, Class AM, 4.24%, 02/10/49	750	698,936
Series 2016-DC2, Class C, 4.66%, 02/10/49(a)	250	216,020
Series 2017-COR2, Class C, 4.59%, 09/10/50(a)	750	581,666
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	704,724
Series 2018-COR3, Class B, 4.51%, 05/10/51(a)	500	424,698
Series 2018-COR3, Class C, 4.56%, 05/10/51(a)	500	403,754
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	862,723
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	480,433
Series 2015-C1, Class AS, 3.79%, 04/15/50(a)	435	411,626
Series 2015-C2, Class A4, 3.50%, 06/15/57	500	476,760
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,900	1,807,059
Series 2015-C4, Class A4, 3.81%, 11/15/48	1,464	1,392,374
Series 2015-C4, Class D, 3.56%, 11/15/48(a)	250	199,631
Series 2016-C5, Class C, 4.64%, 11/15/48(a)	750	659,761
Series 2016-C6, Class C, 4.92%, 01/15/49(a)	350	307,241
Series 2016-C7, Class A4, 3.21%, 11/15/49	193	181,331
Series 2016-C7, Class A5, 3.50%, 11/15/49	115	106,432
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	894,483
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	912,282
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	933,602
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,400	1,288,650
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	874,951
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	1,734,726
Series 2019-C18, Class ASB, 2.87%, 12/15/52	500	452,257
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,237,516
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,307,080
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/49	299	286,582
Series 2016-C1, Class C, 3.32%, 05/10/49(a)	468	368,726
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.20%, 05/25/33	1,500	1,447,003
4.35%, 01/25/33(a)	2,000	1,951,854
4.41%, 03/25/30	1,000	983,250
4.43%, 02/25/33	1,000	982,054
Federal National Mortgage Association
1.71%, 11/25/31(a)	961	830,816
1.94%, 12/25/31(a)	1,000	811,266
2.35%, 02/25/31	985	862,594
2.59%, 06/25/32(a)	1,000	852,194
Series 2016-M1, Class A2, 2.94%, 01/25/26(a)	581	553,217
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	403,947
Series 2016-M12, Class AV2, 2.31%, 10/25/23	18	18,152
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,876	1,756,864
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	755	700,840
Series 2017-M14, Class A2, 2.86%, 11/25/27(a)	1,705	1,580,230
Series 2017-M15, Class ATS2, 3.15%, 11/25/27(a)	427	400,803
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	408	388,895
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,155	1,050,676
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,690	1,482,179

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-M1, Class A1, 2.15%, 10/25/29	$1,397	$1,296,586
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,223,166
Series 2020-M14, Class A2, 1.78%, 05/25/30	984	826,950
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	207,340
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	859,763
Series 2020-M8, Class A2, 1.82%, 02/25/30	99	83,966
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,605,292
Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	2,500	1,994,647
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,592,829
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,555,597
Series2019-M6, Class A2, 3.45%, 01/01/29	474	448,269
Freddie Mac Multifamily Structured Pass Through Certificates
2.05%, 11/25/28(a)	1,000	877,301
2.35%, 11/25/31(a)	1,110	932,882
3.53%, 08/25/32	1,000	916,600
3.80%, 10/25/32(a)	1,000	934,907
4.25%, 04/25/33	2,000	1,936,948
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/46	150	149,089
Series 2013-GC16, Class C, 5.33%, 11/10/46(a)	100	97,048
Series 2014-GC18, Class AS, 4.38%, 01/10/47	650	600,510
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	241,045
Series 2014-GC22, Class AS, 4.11%, 06/10/47	250	241,094
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	114	112,270
Series 2014-GC26, Class A5, 3.63%, 11/10/47	1,485	1,432,568
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	133	130,632
Series 2015-GC30, Class AS, 3.78%, 05/10/50(a)	500	469,654
Series 2015-GC32, Class A3, 3.50%, 07/10/48	512	488,177
Series 2015-GC32, Class C, 4.41%, 07/10/48(a)	804	708,523
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,500	1,421,535
Series 2016-GS3, Class A4, 2.85%, 10/10/49	780	712,173
Series 2016-GS4, Class A4, 3.44%, 11/10/49(a)	39	36,162
Series 2017-GS6, Class B, 3.87%, 05/10/50	1,000	861,955
Series 2017-GS7, Class A3, 3.17%, 08/10/50	1,000	899,975
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	431,639
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	691,992
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	994,157
Series 2019-GSA1, Class C, 3.81%, 11/10/52(a)	500	382,404
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	658,887
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49	944	895,131
Series 2016-JP3, Class AS, 3.14%, 08/15/49	1,000	850,415
Series 2016-JP3, Class B, 3.40%, 08/15/49(a)	108	88,326
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class B, 4.35%, 08/15/46(a)	146	143,751
Series 2013-C15, Class C, 5.11%, 11/15/45(a)	110	107,657
Series 2013-C17, Class C, 4.87%, 01/15/47(a)	100	89,638
Series 2014-C18, Class B, 4.74%, 02/15/47(a)	225	203,179
Series 2014-C19, Class C, 4.63%, 04/15/47(a)	200	186,774
Series 2014-C21, Class ASB, 3.43%, 08/15/47	64	63,087
Series 2014-C22, Class C, 4.55%, 09/15/47(a)	200	160,644
Series 2014-C23, Class A5, 3.93%, 09/15/47	1,144	1,108,797
Series 2014-C25, Class AS, 4.07%, 11/15/47	232	222,510
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	185	167,296
Series 2015-C27, Class AS, 3.63%, 02/15/48	500	466,579
Series 2015-C28, Class A3, 2.91%, 10/15/48	666	640,460
Series 2015-C29, Class ASB, 3.30%, 05/15/48	168	164,007
Series 2015-C29, Class B, 4.12%, 05/15/48(a)	250	228,091
Series 2015-C30, Class AS, 4.23%, 07/15/48(a)	635	592,975
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C31, Class A3, 3.80%, 08/15/48	$946	$894,626
Series 2015-C33, Class A4, 3.77%, 12/15/48	1,000	949,202
Series 2016-C1, Class A5, 3.58%, 03/17/49	822	772,370
Series 2016-C1, Class B, 4.70%, 03/17/49(a)	450	405,644
Series 2016-C1, Class C, 4.70%, 03/17/49(a)	400	343,363
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	596,297
Series 2017-JP5, Class ASB, 3.55%, 03/15/50	95	90,003
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	275,491
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	360,994
Series 2019-COR5, Class A2, 3.15%, 06/13/52	308	300,137
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,056,885
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49	1,000	919,406
Series 2016-C2, Class B, 3.99%, 06/15/49(a)	750	589,293
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,022,996
Series 2018-C8, Class A3, 3.94%, 06/15/51	546	512,272
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	805,780
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	431,152
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A5, 3.91%, 01/15/49	1,462	1,388,814
Series 2016-JP2, Class AS, 3.06%, 08/15/49	700	615,773
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,014,813
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49	730	666,754
Series 2013-C13, Class C, 4.88%, 11/15/46(a)	230	221,897
Series 2014-C14, Class B, 4.87%, 02/15/47(a)	200	196,949
Series 2014-C15, Class ASB, 3.65%, 04/15/47	21	21,121
Series 2014-C18, Class A4, 3.92%, 10/15/47	1,150	1,116,386
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	474,641
Series 2015-C21, Class A4, 3.34%, 03/15/48	901	858,060
Series 2015-C22, Class A4, 3.31%, 04/15/48	700	664,991
Series 2015-C22, Class C, 4.20%, 04/15/48(a)	250	212,489
Series 2015-C23, Class A3, 3.45%, 07/15/50	717	683,136
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,000	955,501
Series 2015-C24, Class A3, 3.48%, 05/15/48	308	293,372
Series 2015-C24, Class A4, 3.73%, 05/15/48	950	904,587
Series 2015-C25, Class ASB, 3.38%, 10/15/48	230	222,477
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,000	940,406
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	456,553
Series 2016-C31, Class A5, 3.10%, 11/15/49	1,250	1,147,962
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	934,032
Series 2016-C32, Class ASB, 3.51%, 12/15/49	218	207,999
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,024,111
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	916,862
Series 2017-C34, Class AS, 3.86%, 11/15/52	500	447,336
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	476,318
Series 2015-UBS8, Class AS, 4.11%, 12/15/48	250	226,855
Series 2016-UB11, Class A4, 2.78%, 08/15/49	1,275	1,161,344
Series 2016-UB12, Class A3, 3.34%, 12/15/49	983	913,813
Series 2016-UB12, Class A4, 3.60%, 12/15/49	1,500	1,394,177
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	921,449
Series 2018-H3, Class A4, 3.91%, 07/15/51	500	465,012
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	882,885
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	899,684
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	422,196
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	124,289
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	1,500	1,318,336
Series 2021-L7, Class A5, 2.57%, 10/15/54	2,000	1,626,085

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	$1,480	$1,521,635
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48	1,000	908,710
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,000	918,191
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	447,372
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	914,698
Series 2018-C08, Class A4, 3.98%, 02/15/51	1,325	1,231,279
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	643,516
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,592	1,354,325
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	862,738
Wells Fargo Commercial Mortgage Trust
2.65%, 08/15/49	1,000	909,552
2.96%, 10/15/52	900	822,224
4.00%, 04/15/55(a)	500	451,781
4.15%, 08/15/51	623	584,216
Series 2013-LC12, Class AS, 4.20%, 07/15/46(a)	24	23,204
Series 2015-C26, Class AS, 3.58%, 02/15/48	820	779,102
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,000	955,054
Series 2015-C27, Class B, 4.14%, 02/15/48(a)	330	275,413
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	477,752
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	235,212
Series 2015-C30, Class ASB, 3.41%, 09/15/58	187	182,626
Series 2015-C31, Class A4, 3.70%, 11/15/48	500	475,182
Series 2015-C31, Class B, 4.48%, 11/15/48(a)	1,000	893,358
Series 2015-C31, Class C, 4.60%, 11/15/48(a)	450	391,357
Series 2015-LC20, Class B, 3.72%, 04/15/50	750	693,549
Series 2015-LC22, Class A4, 3.84%, 09/15/58	1,000	954,321
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)	750	715,623
Series 2016-C32, Class ASB, 3.32%, 01/15/59	522	504,571
Series 2016-C33, Class A4, 3.43%, 03/15/59	1,000	939,580
Series 2016-C34, Class A4, 3.10%, 06/15/49	1,000	922,888
Series 2016-C36, Class AS, 3.42%, 11/15/59	500	442,555
Series 2016-LC24, Class A4, 2.94%, 10/15/49	1,680	1,546,679
Series 2016-LC25, Class B, 4.34%, 12/15/59(a)	198	171,651
Series 2016-NXS4, Class A4, 3.72%, 12/15/48	1,920	1,824,647
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	434,993
Series 2017-C38, Class A4, 3.19%, 07/15/50	470	430,468
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	920,049
Series 2017-C39, Class A5, 3.42%, 09/15/50	1,000	917,764
Series 2017-C39, Class ASB, 3.21%, 09/15/50	789	747,336
Series 2017-C39, Class C, 4.12%, 09/15/50	500	410,511
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,136,889
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	420,600
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,250	1,162,594
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	318,482
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	454,459
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,250	1,188,647
Series 2018-C48, Class A5, 4.30%, 01/15/52	1,010	953,094
Series 2019-C49, Class A5, 4.02%, 03/15/52	1,625	1,509,870
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	557,404
Series 2019-C50, Class A5, 3.73%, 05/15/52	750	681,709
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	422,230
Series 2019-C53, Class A4, 3.04%, 10/15/52	1,400	1,220,410
Series 2020-C55, Class A5, 2.73%, 02/15/53	1,000	848,393
Series 2020-C56, Class ASB, 2.42%, 06/15/53	500	437,930
Series 2020-C56, Class B, 3.74%, 06/15/53(a)	345	272,802
Series 2020-C56, Class C, 3.74%, 06/15/53(a)	800	550,947
Series 2020-C57, Class A4, 2.12%, 08/15/53	919	748,484
Series 2020-C58, Class A4, 2.10%, 07/15/53	1,000	801,358
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5, 2.63%, 04/15/54	$2,000	$1,650,675
Series 2021-C59, Class ASB, 2.30%, 04/15/54	459	400,576
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class C, 3.91%, 05/15/45(a)	32	31,049
Series 2013-C14, Class B, 3.84%, 06/15/46(a)	500	402,288
Series 2014-C19, Class B, 4.72%, 03/15/47(a)	300	291,497
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	448,939
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	96,387
		268,410,023
Total Collaterized Mortgage Obligations — 60.1%
(Cost: $307,851,512)		268,410,023

U.S. Government Agency Obligations

Mortgage-Backed Securities — 38.9%
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.35%, 02/25/43(a)	290	271,888
Series 2014-M11, Class 1A, 3.09%, 08/25/24(a)	400	389,372
Series 2014-M11, Class 2A, 3.29%, 08/25/26(a)	551	525,610
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	94	91,713
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	110	108,754
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	191	188,649
Series 2015-M1, Class A2, 2.53%, 09/25/24	493	476,149
Series 2015-M11, Class A2, 2.85%, 04/25/25(a)	703	675,603
Series 2015-M13, Class A2, 2.70%, 06/25/25(a)	674	643,320
Series 2015-M2, Class A, 2.62%, 12/25/24	317	304,924
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,059	1,021,227
Series 2016-M6, Class A2, 2.49%, 05/25/26	262	245,040
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,907	1,774,090
Series 2017, Class A2, 2.96%, 09/25/27(a)	925	865,243
Series 2017-M11, Class A2, 2.98%, 08/25/29	997	911,213
Series 2017-M15, Class AV2, 2.54%, 11/25/24(a)	504	487,723
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	634	588,442
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	705	654,726
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	879	825,057
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,967	1,848,488
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	702	654,796
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,382	2,248,724
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	79	74,752
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	733	683,269
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	2,640	2,511,431
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	1,818	1,731,004
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,202	1,118,945
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,397	2,235,070
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,485	2,293,342
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,173	2,908,474
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,303	2,002,072
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,609,666
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	2,000	1,591,914
Freddie Mac Multifamily Structured Pass Through Certificates
1.31%, 05/25/30	1,000	805,733
2.03%, 09/25/28	1,150	1,011,232
2.12%, 03/25/29(a)	1,000	877,103
2.25%, 01/25/32	165	137,262
2.45%, 04/25/32	1,000	842,465
2.92%, 06/25/32	1,650	1,442,587
3.00%, 06/25/32(a)	1,500	1,318,948
3.50%, 07/25/32(a)	2,000	1,829,439

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Class A1, 2.55%, 05/25/31	$2,244	$2,007,197
Class A2, 2.25%, 02/25/32	2,500	2,079,422
Series K044, Class A2, 2.81%, 01/25/25	818	786,833
Series K046, Class A2, 3.21%, 03/25/25	1,785	1,723,324
Series K047, Class A2, 3.33%, 05/25/25(a)	1,000	964,552
Series K048, Class A1, 2.69%, 12/25/24	109	106,687
Series K048, Class A2, 3.28%, 06/25/25(a)	1,000	963,588
Series K049, Class A2, 3.01%, 07/25/25	1,800	1,726,643
Series K050, Class A2, 3.33%, 08/25/25(a)	2,000	1,925,770
Series K051, Class A2, 3.31%, 09/25/25	630	605,881
Series K052, Class A2, 3.15%, 11/25/25	400	382,856
Series K054, Class A2, 2.75%, 01/25/26	700	662,375
Series K055, Class A2, 2.67%, 03/25/26	500	470,966
Series K056, Class A1, 2.20%, 07/25/25	105	100,992
Series K057, Class A2, 2.57%, 07/25/26	725	678,806
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,428,535
Series K059, Class A2, 3.12%, 09/25/26(a)	530	502,288
Series K060, Class A2, 3.30%, 10/25/26	1,046	995,187
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,238,491
Series K063, Class A2, 3.43%, 01/25/27(a)	1,345	1,281,769
Series K064, Class A1, 2.89%, 10/25/26	541	518,879
Series K064, Class A2, 3.22%, 03/25/27	325	307,199
Series K065, Class A2, 3.24%, 04/25/27	1,285	1,213,691
Series K067, Class A1, 2.90%, 03/25/27	634	606,946
Series K067, Class A2, 3.19%, 07/25/27	600	564,213
Series K068, Class A2, 3.24%, 08/25/27	1,397	1,314,978
Series K069, Class A2, 3.19%, 09/25/27(a)	1,000	939,064
Series K070, Class A2, 3.30%, 11/25/27(a)	1,541	1,451,887
Series K071, Class A2, 3.29%, 11/25/27	1,500	1,411,110
Series K073, Class A2, 3.35%, 01/25/28	1,000	942,586
Series K074, Class A1, 3.60%, 09/25/27	392	381,499
Series K075, Class A2, 3.65%, 02/25/28(a)	1,000	953,926
Series K076, Class A1, 3.73%, 12/25/27	900	870,828
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	961,530
Series K078, Class A2, 3.85%, 06/25/28	1,640	1,577,204
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,061,343
Series K080, Class A2, 3.93%, 07/25/28(a)	1,000	964,982
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,446,848
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,264,229
Series K083, Class A2, 4.05%, 09/25/28(a)	1,100	1,067,772
Series K084, Class A2, 3.78%, 10/25/28(a)	1,000	957,340
Series K085, Class A2, 4.06%, 10/25/28(a)	2,000	1,939,513
Series K086, Class A2, 3.86%, 11/25/28(a)	1,725	1,658,015
Series K088, Class A1, 3.48%, 09/25/28	302	289,797
Series K088, Class A2, 3.69%, 01/25/29	1,010	961,622
Series K089, Class A1, 3.34%, 10/25/28	2,176	2,074,597
Series K089, Class A2, 3.56%, 01/25/29	1,400	1,323,615
Series K090, Class A2, 3.42%, 02/25/29	1,000	938,135
Series K091, Class A2, 3.51%, 03/25/29	1,017	957,933
Series K092, Class A2, 3.30%, 04/25/29	1,010	940,284
Series K094, Class A2, 2.90%, 06/25/29	420	381,957
Series K095, Class A2, 2.79%, 06/25/29	675	610,100
Series K096, Class A2, 2.52%, 07/25/29	1,215	1,080,124
Series K097, Class A1, 2.16%, 05/25/29	941	861,303
Series K098, Class A2, 2.43%, 08/25/29	500	441,325
Series K100, Class A2, 2.67%, 09/25/29	1,000	893,150
Series K101, Class A2, 2.52%, 10/25/29	250	221,144
Series K102, Class A1, 2.18%, 05/25/29	916	837,051
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,085,724
Series K104, Class A2, 2.25%, 01/25/30	2,005	1,738,668
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K105, Class A2, 1.87%, 01/25/30	$1,485	$1,254,597
Series K106, Class A1, 1.78%, 10/25/29	1,439	1,276,493
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,068,916
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,041,628
Series K108, Class A2, 1.52%, 03/25/30	2,153	1,773,298
Series K109, Class A2, 1.56%, 04/25/30	3,000	2,469,142
Series K110, Class A1, 1.02%, 09/25/29	966	820,101
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,344,120
Series K111, Class A2, 1.35%, 05/25/30	1,500	1,214,009
Series K114, Class A2, 1.37%, 06/25/30	760	612,734
Series K115, Class A2, 1.38%, 06/25/30	2,500	2,018,152
Series K117, Class A2, 1.41%, 08/25/30	1,500	1,208,414
Series K118, Class A1, 0.79%, 03/25/30	1,867	1,588,650
Series K118, Class A2, 1.49%, 09/25/30	2,500	2,023,061
Series K119, Class A2, 1.57%, 09/25/30	1,000	812,609
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,774,191
Series K121, Class A2, 1.55%, 10/25/30.	1,500	1,213,096
Series K123, Class A2, 1.62%, 12/25/30	600	486,956
Series K124, Class A2, 1.66%, 12/25/30	2,300	1,867,679
Series K125, Class A2, 1.85%, 01/25/31	2,000	1,645,084
Series K126, Class A2, 2.07%, 01/25/31	2,616	2,190,128
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,458,778
Series K128, Class A2, 2.02%, 03/25/31	1,000	832,258
Series K130, Class A2, 1.72%, 06/25/31	2,500	2,021,424
Series K131, Class A2, 1.85%, 07/25/31.	1,000	815,813
Series K132, Class A2, 2.02%, 08/25/31	1,000	822,652
Series K133, Class A2, 2.10%, 09/25/31	1,000	826,599
Series K135, Class A1, 1.61%, 10/25/30	1,196	1,027,150
Series K135, CLASS A2, 2.15%, 10/25/31(a)	1,800	1,493,595
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,652,644
Series K139, Class A2, 2.59%, 01/25/32(a)	2,000	1,711,474
Series K142, Class A2, 2.40%, 03/25/32	1,000	840,711
Series K150, 3.71%, 09/25/32(a)	2,000	1,857,852
Series K1510, Class A2, 3.72%, 01/25/31	250	234,524
Series K1510, Class A3, 3.79%, 01/25/34	500	463,292
Series K-1511, Class A2, 3.47%, 03/25/31	1,000	921,440
Series K-1512, Class A2, 2.99%, 05/25/31	730	651,955
Series K-1512, Class A3, 3.06%, 04/25/34	450	387,993
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	849,494
Series K-1516, Class A2, 1.72%, 05/25/35	1,825	1,320,227
Series K-1517, Class A2, 1.72%, 07/25/35	500	364,787
Series K-1518, Class A2, 1.86%, 10/25/35	1,500	1,093,713
Series K152, Class A1, 2.83%, 05/25/30	1,081	998,286
Series K152, Class A2, 3.08%, 01/25/31	250	225,383
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	775,324
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	744,744
Series K153, Class A3, 3.12%, 10/25/31(a)	500	448,208
Series K154, Class A3, 3.46%, 11/25/32	1,345	1,223,506
Series K155, Class A1, 3.75%, 11/25/29	443	425,900
Series K156, Class A3, 3.70%, 06/25/33(a)	500	462,802
Series K157, Class A2, 3.99%, 05/25/33(a)	1,826	1,749,792
Series K159, Class A1, 3.95%, 12/25/29	1,208	1,172,598
Series K159, Class A2, 3.95%, 11/25/30(a)	833	795,076
Series K728, Class A2, 3.06%, 08/25/24 (Call 11/25/24)(a)	1	1,312
Series K729, Class A1, 2.95%, 02/25/24	45	44,446
Series K730, Class A2, 3.59%, 01/25/25(a)	957	930,238
Series K731, Class A2, 3.60%, 02/25/25(a)	909	883,368
Series K734, Class A2, 3.21%, 02/25/26	1,000	956,443
Series K735, Class A2, 2.86%, 05/25/26	495	468,177

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K737, Class AM, 2.10%, 10/25/26	$300	$274,095
Series K740, Class A2, 1.47%, 09/25/27	1,400	1,225,752
Series K741, Class A2, 1.60%, 12/25/27	1,120	981,145
Series K742, Class A2, 1.76%, 03/25/28	1,000	877,772
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,195,032
Series K745, Class A2, 1.66%, 08/25/28	1,000	864,172
Series KS03, Class A4, 3.16%, 05/25/25(a)	1,000	965,639
		173,510,375
Total U.S. Government Agency Obligations — 38.9%
(Cost: $195,883,423)		173,510,375

Total Long-Term Investments — 99.0%
(Cost: $503,734,935)		441,920,398

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(b)(c)	3,430	3,430,000

Total Short-Term Securities — 0.8%
(Cost: $3,430,000)		3,430,000

Total Investments — 99.8%
(Cost: $507,164,935)		445,350,398

Other Assets Less Liabilities — 0.2%		1,076,908

Net Assets — 100.0%		$446,427,306

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares.	$1,600,000	$1,830,000	(a)	$—	$—	$—	$3,430,000	3,430	$73,498	$1

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$268,410,023	$—	$268,410,023
U.S. Government Agency Obligations	—	173,510,375	—	173,510,375
Short-Term Securities
Money Market Funds	3,430,000	—	—	3,430,000
	$3,430,000	$441,920,398	$—	$445,350,398